UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York         November 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $100,084
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----

(1) 028-12144                               Tiger Veda Global L.P.
(2) 028-12700                               Tiger Veda L.P.

                                                      FORM 13F INFORMATION TABLE
                                                      Tiger Veda Management, LLC
                                                          September 30, 2009

COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   12,509    285,400   SH           SOLE      (1), (2)  285,400
AMERICAN INTL GROUP INC           COM            026874107    7,940    180,000       PUT      SOLE      (1), (2)  180,000
AMERICAN TOWER CORP               CL A           029912201   16,926    465,000   SH           SOLE      (1), (2)  465,000
DUOYUAN GLOBAL WTR INC         SPONSORED ADR     266043108    3,300    100,000   SH           SOLE      (1), (2)  100,000
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B        400506101    7,721    273,901   SH           SOLE      (1), (2)  273,901
MASTERCARD INC                    CL A           57636Q104   13,140     65,000   SH           SOLE      (1), (2)   65,000
MONSANTO CO NEW                   COM            61166W101    9,056    117,000   SH           SOLE      (1), (2)  117,000
RENAISSANCERE HOLDINGS LTD        COM            G7496G103    7,447    136,000   SH           SOLE      (1), (2)  136,000
SBA COMMUNICATIONS CORP           COM            78388J106    8,482    313,800   SH           SOLE      (1), (2)  313,800
SEACOR HOLDINGS INC               COM            811904101   13,562    166,144   SH           SOLE      (1), (2)  166,144



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